Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 6,070	$ 5,988
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,409	3,470
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	963	948
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	826	838
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	872	$ 732
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,534
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,547
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	734
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	524
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	729
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,430
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	862
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	229
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	196
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	143
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	106
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 106